Other Current Assets and Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Current assets [abstract]
Summary of Other Current Assets	Other current assets

	December 31, 2025		December 31, 2024
Prepaid expenses	Ps.	4,940	Ps.	5,197
Agreements with customers, net of accumulated amortization		100		132
Licenses		668		502
Other		280		411
	Ps.	5,988	Ps.	6,242

Summary of Prepaid Expenses
As of December 31, 2025 and 2024, the Company’s prepaid expenses are as follows:

	December 31, 2025		December 31, 2024
Advances for inventories	Ps.	2,359	Ps.	2,309
Advertising and promotional expenses paid in advance		1,320		1,535
Advances to service suppliers		100		131
Prepaid leases		69		78
Prepaid insurance		223		262
Others		869		882
	Ps.	4,940	Ps.	5,197

Summary of Other Current Financial Assets	Other current financial assets

	December 31, 2025		December 31, 2024
Restricted cash (1)	Ps.	363	Ps.	349
Derivative financial instruments (see Note 21)		379		1,278
Notes receivable		378		155
	Ps.	1,120	Ps.	1,782

(1)The restricted cash in U.S. Dollars corresponds to operations in Brazil and relates to short term deposits in order to fulfill the collateral requirements for accounts payable.